UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 100.2% of Net Assets

	Aerospace & Defense – 2.7%
1,325	B/E Aerospace, Inc.(b)	$61,109
3,158	Boeing Co. (The)(b)	400,877
964	General Dynamics Corp.(b)	126,641
3,488	Honeywell International, Inc.(b)	390,830
468	Huntington Ingalls Industries, Inc.(b)	64,088
532	KLX, Inc.(c)	17,098
1,207	Lockheed Martin Corp.(b)	267,351
3,424	United Technologies Corp.(b)	342,742

		1,670,736

	Air Freight & Logistics – 0.8%
1,023	FedEx Corp.(b)	166,462
2,936	United Parcel Service, Inc., Class B(b)	309,660

		476,122

	Airlines – 0.7%
233	Alaska Air Group, Inc.	19,111
4,814	Delta Air Lines, Inc.(b)	234,345
73	JetBlue Airways Corp.(c)	1,542
2,913	United Continental Holdings, Inc.(b)(c)	174,372

		429,370

	Auto Components – 0.5%
4,942	Johnson Controls, Inc.(b)	192,590
847	Lear Corp.(b)	94,161

		286,751

	Automobiles – 0.4%
6,113	General Motors Co.(b)	192,132
352	Tesla Motors, Inc.(b)(c)	80,879

		273,011

	Banks – 5.6%
34,094	Bank of America Corp.(b)	460,951
9,718	Citigroup, Inc.(b)	405,727
3,806	Comerica, Inc.(b)	144,133
86	East West Bancorp, Inc.	2,793
12,233	Fifth Third Bancorp(b)	204,169
888	First Republic Bank(b)	59,176
25,700	Huntington Bancshares, Inc.(b)	245,178
16,160	JPMorgan Chase & Co.(b)	956,995
348	Signature Bank(b)(c)	47,370
5,763	SunTrust Banks, Inc.(b)	207,929
299	SVB Financial Group(b)(c)	30,513
13,561	Wells Fargo & Co.(b)	655,810

		3,420,744

	Beverages – 2.3%
15,542	Coca-Cola Co. (The)(b)	720,993

Shares	Description	Value (†)
Common Stocks – continued

	Beverages – continued
7,003	PepsiCo, Inc.(b)	$717,668

		1,438,661

	Biotechnology – 3.3%
6,235	AbbVie, Inc.(b)	356,143
706	Alexion Pharmaceuticals, Inc.(b)(c)	98,289
476	Alkermes PLC(c)	16,274
874	Alnylam Pharmaceuticals, Inc.(b)(c)	54,861
2,979	Amgen, Inc.(b)	446,641
764	Biogen, Inc.(b)(c)	198,885
774	BioMarin Pharmaceutical, Inc.(b)(c)	63,840
2,797	Celgene Corp.(b)(c)	279,952
4,643	Gilead Sciences, Inc.(b)	426,506
170	Incyte Corp.(c)	12,320
457	United Therapeutics Corp.(b)(c)	50,924

		2,004,635

	Building Products – 0.3%
832	A.O. Smith Corp.(b)	63,490
1,437	Fortune Brands Home & Security, Inc.(b)	80,529
258	Lennox International, Inc.(b)	34,879

		178,898

	Capital Markets – 1.7%
9,052	Bank of New York Mellon Corp. (The)(b)	333,385
588	BlackRock, Inc.(b)	200,255
1,485	Goldman Sachs Group, Inc. (The)(b)	233,115
5,225	Morgan Stanley(b)	130,677
95	Raymond James Financial, Inc.(b)	4,523
930	SEI Investments Co.(b)	40,037
3,115	TD Ameritrade Holding Corp.(b)	98,216

		1,040,208

	Chemicals – 2.1%
500	Agrium, Inc.(b)	44,145
879	Air Products & Chemicals, Inc.(b)	126,620
1,303	Albemarle Corp.(b)	83,301
898	Ashland, Inc.(b)	98,744
1,035	Celanese Corp., Series A(b)	67,792
2,865	Huntsman Corp.(b)	38,105
759	International Flavors & Fragrances, Inc.(b)	86,351
1,970	Monsanto Co.(b)	172,848
1,432	PPG Industries, Inc.(b)	159,654
2,331	Praxair, Inc.(b)	266,783
1,175	Valspar Corp. (The)(b)	125,748

		1,270,091

	Commercial Services & Supplies – 0.3%
446	Waste Connections, Inc.(b)	28,807
2,825	Waste Management, Inc.(b)	166,675

		195,482

	Communications Equipment – 1.2%
1,859	ARRIS International PLC(b)(c)	42,609

Shares	Description	Value (†)
Common Stocks – continued

	Communications Equipment – continued
22,345	Cisco Systems, Inc.(b)	$636,162
259	Palo Alto Networks, Inc.(b)(c)	42,253

		721,024

	Construction & Engineering – 0.0%
737	Chicago Bridge & Iron Co.(b)	26,967

	Consumer Finance – 1.3%
3,504	Ally Financial, Inc.(b)(c)	65,595
1,966	American Express Co.(b)	120,712
4,033	Capital One Financial Corp.(b)	279,527
4,443	Discover Financial Services(b)	226,238
3,046	Synchrony Financial(b)(c)	87,298

		779,370

	Containers & Packaging – 0.4%
1,167	Crown Holdings, Inc.(b)(c)	57,872
5,010	International Paper Co.(b)	205,610
48	Packaging Corp. of America	2,899

		266,381

	Diversified Financial Services – 1.5%
6,248	Berkshire Hathaway, Inc., Class B(b)(c)	886,466
661	MSCI, Inc.(b)	48,967

		935,433

	Diversified Telecommunication Services – 2.7%
21,612	AT&T, Inc.(b)	846,542
552	SBA Communications Corp., Class A(b)(c)	55,294
14,186	Verizon Communications, Inc.(b)	767,179

		1,669,015

	Electric Utilities – 2.1%
6,074	American Electric Power Co., Inc.(b)	403,314
3,250	PG&E Corp.(b)	194,090
6,885	PPL Corp.(b)	262,112
4,628	Southern Co. (The)(b)	239,406
4,347	Westar Energy, Inc.(b)	215,655

		1,314,577

	Electrical Equipment – 0.6%
299	Acuity Brands, Inc.(b)	65,224
4,837	Emerson Electric Co.(b)	263,036
473	Sensata Technologies Holding NV(c)	18,371

		346,631

	Electronic Equipment, Instruments & Components – 0.5%
2,095	Arrow Electronics, Inc.(b)(c)	134,939
1,653	Avnet, Inc.(b)	73,228
8,725	Flextronics International Ltd.(b)(c)	105,223

		313,390

	Energy Equipment & Services – 1.0%
4,014	National Oilwell Varco, Inc.(b)	124,835

Shares	Description	Value (†)
Common Stocks – continued

	Energy Equipment & Services – continued
1,576	Oceaneering International, Inc.(b)	$52,386
5,650	Schlumberger Ltd.(b)	416,688

		593,909

	Food & Staples Retailing – 2.4%
1,623	Costco Wholesale Corp.(b)	255,753
4,196	CVS Health Corp.(b)	435,251
1,200	Sprouts Farmers Market, Inc.(b)(c)	34,848
2,488	Sysco Corp.(b)	116,264
5,696	Wal-Mart Stores, Inc.(b)	390,119
3,016	Walgreens Boots Alliance, Inc.(b)	254,068

		1,486,303

	Food Products – 1.7%
3,002	General Mills, Inc.(b)	190,177
1,092	Hain Celestial Group, Inc. (The)(b)(c)	44,674
557	Ingredion, Inc.(b)	59,482
2,622	Kellogg Co.(b)	200,714
2,225	Kraft Heinz Co. (The)(b)	174,796
7,954	Mondelez International, Inc., Class A(b)	319,115
251	Post Holdings, Inc.(c)	17,261
367	TreeHouse Foods, Inc.(b)(c)	31,837
816	WhiteWave Foods Co. (The)(b)(c)	33,162

		1,071,218

	Gas Utilities – 0.3%
1,625	Atmos Energy Corp.(b)	120,672
1,999	UGI Corp.(b)	80,540

		201,212

	Health Care Equipment & Supplies – 2.0%
6,334	Abbott Laboratories(b)	264,951
389	Cooper Cos., Inc. (The)(b)	59,894
2,057	DENTSPLY SIRONA, Inc.(b)	126,773
1,665	Hologic, Inc.(b)(c)	57,443
825	IDEXX Laboratories, Inc.(b)(c)	64,614
6,602	Medtronic PLC(b)	495,150
826	ResMed, Inc.(b)	47,759
770	Teleflex, Inc.(b)	120,898

		1,237,482

	Health Care Providers & Services – 2.6%
2,007	Anthem, Inc.(b)	278,953
1,946	Centene Corp.(b)(c)	119,785
6,137	Community Health Systems, Inc.(b)(c)	113,596
2,580	Express Scripts Holding Co.(b)(c)	177,220
1,460	McKesson Corp.(b)	229,585
876	MEDNAX, Inc.(b)(c)	56,607
4,565	UnitedHealth Group, Inc.(b)	588,428
402	WellCare Health Plans, Inc.(b)(c)	37,286

		1,601,460

	Hotels, Restaurants & Leisure – 2.0%
633	Domino’s Pizza, Inc.(b)	83,467

Shares	Description	Value (†)
Common Stocks – continued

	Hotels, Restaurants & Leisure – continued
645	Dunkin’ Brands Group, Inc.(b)	$30,425
4,484	Hilton Worldwide Holdings, Inc.(b)	100,980
1,127	Las Vegas Sands Corp.(b)	58,243
3,329	McDonald’s Corp.(b)	418,389
2,601	MGM Resorts International(b)(c)	55,765
421	Norwegian Cruise Line Holdings Ltd.(b)(c)	23,277
5,152	Starbucks Corp.(b)	307,574
2,190	Yum! Brands, Inc.(b)	179,252

		1,257,372

	Household Durables – 0.3%
1,333	Jarden Corp.(b)(c)	78,580
1,633	Leggett & Platt, Inc.(b)	79,037
1,544	Toll Brothers, Inc.(b)(c)	45,564

		203,181

	Household Products – 2.2%
982	Church & Dwight Co., Inc.(b)	90,521
1,573	Clorox Co. (The)(b)	198,292
1,476	Kimberly-Clark Corp.(b)	198,537
10,330	Procter & Gamble Co. (The)(b)	850,262

		1,337,612

	Industrial Conglomerates – 2.9%
3,524	3M Co.(b)	587,204
37,143	General Electric Co.(b)	1,180,776

		1,767,980

	Insurance – 2.0%
2,099	Arch Capital Group Ltd.(b)(c)	149,239
3,405	Chubb Ltd.(b)	405,706
2,022	Cincinnati Financial Corp.(b)	132,158
3,080	Lincoln National Corp.(b)	120,736
3,287	Prudential Financial, Inc.(b)	237,387
1,372	Willis Towers Watson PLC(b)	162,801

		1,208,027

	Internet & Catalog Retail – 2.1%
1,303	Amazon.com, Inc.(b)(c)	773,513
1,664	Liberty Interactive Corp./QVC Group, Class A(b)(c)	42,016
810	Liberty Ventures, Series A(b)(c)	31,687
1,825	Netflix, Inc.(b)(c)	186,570
201	Priceline Group, Inc. (The)(b)(c)	259,081

		1,292,867

	Internet Software & Services – 4.5%
307	Alibaba Group Holding Ltd., Sponsored ADR(b)(c)	24,262
1,280	Alphabet, Inc., Class A(b)(c)	976,512
793	Alphabet, Inc., Class C(b)(c)	590,746
8,571	Facebook, Inc., Class A(b)(c)	977,951
4,746	Yahoo!, Inc.(b)(c)	174,700

		2,744,171

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – 3.5%
2,925	Accenture PLC, Class A(b)	$337,545
790	Amdocs Ltd.(b)	47,732
1,720	Computer Sciences Corp.(b)	59,151
360	FleetCor Technologies, Inc.(b)(c)	53,550
1,086	Global Payments, Inc.(b)	70,916
3,007	International Business Machines Corp.(b)	455,410
3,291	MasterCard, Inc., Class A(b)	310,999
2,951	Paychex, Inc.(b)	159,383
8,364	Visa, Inc., Class A(b)	639,679

		2,134,365

	Leisure Products – 0.2%
1,129	Brunswick Corp.(b)	54,170
434	Polaris Industries, Inc.(b)	42,740

		96,910

	Life Sciences Tools & Services – 0.6%
835	Illumina, Inc.(b)(c)	135,362
1,761	Thermo Fisher Scientific, Inc.(b)	249,340

		384,702

	Machinery – 1.0%
652	AGCO Corp.(b)	32,404
4,979	Caterpillar, Inc.(b)	381,093
803	Cummins, Inc.(b)	88,282
581	WABCO Holdings, Inc.(b)(c)	62,120
964	Wabtec Corp.(b)	76,436

		640,335

	Media – 3.2%
753	AMC Networks, Inc., Class A(b)(c)	48,900
523	Charter Communications, Inc., Series A(b)(c)	105,871
9,355	Comcast Corp., Class A(b)	571,403
1,005	Sirius XM Holdings, Inc.(c)	3,970
1,108	Time Warner Cable, Inc.(b)	226,719
2,724	Time Warner, Inc.(b)	197,626
7,942	Twenty-First Century Fox, Inc., Class A(b)	221,423
170	Twenty-First Century Fox, Inc., Class B	4,794
6,199	Walt Disney Co. (The)(b)	615,623

		1,996,329

	Metals & Mining – 0.2%
4,474	Steel Dynamics, Inc.(b)	100,710

	Multi-Utilities – 0.6%
2,285	Alliant Energy Corp.(b)	169,730
4,538	Public Service Enterprise Group, Inc.(b)	213,921

		383,651

	Multiline Retail – 0.6%
1,185	Nordstrom, Inc.(b)	67,794
3,746	Target Corp.(b)	308,221

		376,015

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – 6.0%
4,834	Apache Corp.(b)	$235,948
1,144	Cheniere Energy, Inc.(b)(c)	38,701
7,663	Chevron Corp.(b)	731,050
1,541	Concho Resources, Inc.(b)(c)	155,703
4,081	Devon Energy Corp.(b)	111,983
15,435	Exxon Mobil Corp.(b)	1,290,212
2,459	HollyFrontier Corp.(b)	86,852
4,396	Noble Energy, Inc.(b)	138,078
3,832	Occidental Petroleum Corp.(b)	262,224
2,909	Phillips 66(b)	251,890
1,407	Pioneer Natural Resources Co.(b)	198,021
4,116	Spectra Energy Corp.(b)	125,950
4,129	Whiting Petroleum Corp.(b)(c)	32,949

		3,659,561

	Pharmaceuticals – 5.6%
1,466	Allergan PLC(b)(c)	392,932
6,100	Bristol-Myers Squibb Co.(b)	389,668
3,444	Eli Lilly & Co.(b)	248,002
387	Jazz Pharmaceuticals PLC(b)(c)	50,523
9,482	Johnson & Johnson(b)	1,025,952
11,143	Merck & Co., Inc.(b)	589,576
24,596	Pfizer, Inc.(b)	729,026

		3,425,679

	Professional Services – 0.2%
520	Manpowergroup, Inc.(b)	42,338
1,312	Verisk Analytics, Inc.(b)(c)	104,855

		147,193

	Real Estate Management & Development – 0.1%
715	Jones Lang LaSalle, Inc.(b)	83,884

	REITs - Apartments – 0.6%
412	American Campus Communities, Inc.	19,401
415	Essex Property Trust, Inc.(b)	97,052
192	Mid-America Apartment Communities, Inc.	19,624
6,209	UDR, Inc.(b)	239,233

		375,310

	REITs - Diversified – 0.7%
1,846	Crown Castle International Corp.(b)	159,679
952	Digital Realty Trust, Inc.(b)	84,242
7,240	Duke Realty Corp.(b)	163,190

		407,111

	REITs - Mortgage – 0.3%
3,374	American Capital Agency Corp.(b)	62,858
12,574	Annaly Capital Management, Inc.(b)	129,009

		191,867

	REITs - Office Property – 0.3%
1,607	Kilroy Realty Corp.(b)	99,425

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
989	SL Green Realty Corp.(b)	$95,814

		195,239

	REITs - Shopping Centers – 0.4%
9,020	DDR Corp.(b)	160,466
1,073	Regency Centers Corp.(b)	80,314

		240,780

	REITs - Single Tenant – 0.3%
951	National Retail Properties, Inc.(b)	43,936
2,059	Realty Income Corp.(b)	128,708

		172,644

	REITs - Storage – 0.2%
1,525	Extra Space Storage, Inc.(b)	142,526

	Road & Rail – 0.9%
1,717	Norfolk Southern Corp.(b)	142,940
1,301	Old Dominion Freight Line, Inc.(b)(c)	90,576
4,102	Union Pacific Corp.(b)	326,314

		559,830

	Semiconductors & Semiconductor Equipment – 2.7%
9,410	Applied Materials, Inc.(b)	199,304
17,239	Intel Corp.(b)	557,682
2,134	Maxim Integrated Products, Inc.(b)	78,488
10,682	Micron Technology, Inc.(b)(c)	111,841
1,078	NXP Semiconductors NV(b)(c)	87,393
5,501	QUALCOMM, Inc.(b)	281,321
5,934	Texas Instruments, Inc.(b)	340,730

		1,656,759

	Software – 4.6%
2,302	Activision Blizzard, Inc.(b)	77,900
2,659	Adobe Systems, Inc.(b)(c)	249,414
16	ANSYS, Inc.(c)	1,431
2,200	Cadence Design Systems, Inc.(b)(c)	51,876
379	CDK Global, Inc.	17,643
615	Check Point Software Technologies Ltd.(b)(c)	53,794
1,834	Fortinet, Inc.(b)(c)	56,175
28,033	Microsoft Corp.(b)	1,548,263
11,984	Oracle Corp.(b)	490,265
3,110	Salesforce.com, Inc.(b)(c)	229,611
255	ServiceNow, Inc.(c)	15,601
45	Synopsys, Inc.(c)	2,180
109	Ultimate Software Group, Inc. (The)(c)	21,092

		2,815,245

	Specialty Retail – 2.9%
766	Advance Auto Parts, Inc.(b)	122,820
1,237	Dick’s Sporting Goods, Inc.(b)	57,830
1,360	Foot Locker, Inc.(b)	87,720
5,061	Home Depot, Inc. (The)(b)	675,289
4,998	Lowe’s Cos., Inc.(b)	378,599

Shares	Description	Value (†)
Common Stocks – continued

	Specialty Retail – continued
820	Signet Jewelers Ltd.(b)	$101,705
3,909	TJX Cos., Inc. (The)(b)	306,270
233	Ulta Salon, Cosmetics & Fragrance, Inc.(b)(c)	45,141
521	Williams-Sonoma, Inc.(b)	28,520

		1,803,894

	Technology Hardware, Storage & Peripherals – 4.4%
19,898	Apple, Inc.(b)	2,168,683
8,978	EMC Corp.(b)	239,264
9,328	Hewlett Packard Enterprise Co.(b)	165,385
8,993	HP, Inc.(b)	110,794

		2,684,126

	Textiles, Apparel & Luxury Goods – 1.0%
412	Carter’s, Inc.(b)	43,417
3,267	Hanesbrands, Inc.(b)	92,587
743	Lululemon Athletica, Inc.(b)(c)	50,308
6,431	NIKE, Inc., Class B(b)	395,314
1,352	Skechers U.S.A., Inc., Class A(b)(c)	41,168

		622,794

	Thrifts & Mortgage Finance – 0.1%
2,133	New York Community Bancorp, Inc.(b)	33,915

	Tobacco – 1.8%
8,134	Altria Group, Inc.(b)	509,676
6,226	Philip Morris International, Inc.(b)	610,833

		1,120,509

	Water Utilities – 0.2%
1,822	American Water Works Co., Inc.(b)	125,590

	Wireless Telecommunication Services – 0.0%
7,863	Sprint Corp.(b)(c)	27,363

	Total Common Stocks (Identified Cost $57,843,076)	61,665,127

Principal Amount
Short-Term Investments – 2.7%
$ 1,635,642	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $1,635,643 on 4/01/2016 collateralized by $1,635,000 U.S. Treasury Note, 1.750% due 4/30/2022 valued at $1,671,788 including accrued interest(d) (Identified Cost $1,635,642)	1,635,642

	Total Investments – 102.9% (Identified Cost $59,478,718)(a)	63,300,769
	Other assets less liabilities – (2.9)%	(1,759,294)

	Net Assets – 100.0%	$61,541,475

Contracts	Description	Value (†)
Written Options – (3.1%)

	Index Options – (3.1%)
27	On S&P 500® Index, Call expiring April 15, 2016 at 1925(e)	$(362,610)
39	On S&P 500® Index, Call expiring April 15, 2016 at 2000(e)	(247,065)
33	On S&P 500® Index, Call expiring April 15, 2016 at 2025(e)	(138,105)
29	On S&P 500® Index, Call expiring April 22, 2016 at 2050(e)	(82,070)
34	On S&P 500® Index, Call expiring May 06, 2016 at 2025(e)	(182,410)
31	On S&P 500® Index, Call expiring May 20, 2016 at 1975(e)	(301,010)
35	On S&P 500® Index, Call expiring May 20, 2016 at 2000(e)	(269,850)
34	On S&P 500® Index, Call expiring May 20, 2016 at 2050(e)	(141,100)
34	On S&P 500® Index, Call expiring June 17, 2016 at 2050(e)	(181,220)

	Total Written Options (Premiums Received $1,409,932)	$(1,905,440)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, written options were fair valued at $(1,905,440), representing (3.1%) of net assets, using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $59,478,718 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,217,604
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,395,553)

Net unrealized appreciation	$3,822,051

At December 31, 2015, the Fund had a short-term capital loss carryforward of $1,147,572 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Non-income producing security.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$61,665,127	$—	$—	$61,665,127
Short-Term Investments	—	1,635,642	—	1,635,642

Total	$61,665,127	$1,635,642	$—	$63,300,769

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(1,905,440)	$—	$(1,905,440)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the period ended March 31, 2016, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2016:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(1,905,440)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2016 (Unaudited)

Oil, Gas & Consumable Fuels	6.0%
Pharmaceuticals	5.6
Banks	5.6
Software	4.6
Internet Software & Services	4.5
Technology Hardware, Storage & Peripherals	4.4
IT Services	3.5
Biotechnology	3.3
Media	3.2
Specialty Retail	2.9
Industrial Conglomerates	2.9
Aerospace & Defense	2.7
Diversified Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.7
Health Care Providers & Services	2.6
Food & Staples Retailing	2.4
Beverages	2.3
Household Products	2.2
Electric Utilities	2.1
Internet & Catalog Retail	2.1
Chemicals	2.1
Hotels, Restaurants & Leisure	2.0
Health Care Equipment & Supplies	2.0
Insurance	2.0
Other Investments, less than 2% each	23.8
Short-Term Investments	2.7

Total Investments	102.9
Other assets less liabilities (including open written options)	(2.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2016 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 100.7% of Net Assets

	Aerospace & Defense – 2.4%
379,984	Boeing Co. (The)(b)	$48,235,169
544,859	Honeywell International, Inc.(b)	61,051,451
240,500	Raytheon Co.(b)	29,492,515
65,535	TransDigm Group, Inc.(b)(c)	14,439,982
480,946	United Technologies Corp.(b)	48,142,694

		201,361,811

	Air Freight & Logistics – 0.7%
547,324	United Parcel Service, Inc., Class B(b)	57,726,262

	Airlines – 0.7%
61,768	Alaska Air Group, Inc.(b)	5,066,211
537,702	American Airlines Group, Inc.(b)	22,051,159
337,849	JetBlue Airways Corp.(b)(c)	7,135,371
403,153	United Continental Holdings, Inc.(b)(c)	24,132,739

		58,385,480

	Auto Components – 0.2%
90,097	Autoliv, Inc.(b)	10,674,692
160,289	Cooper Tire & Rubber Co.(b)	5,933,899

		16,608,591

	Automobiles – 0.4%
1,988,276	Ford Motor Co.(b)	26,841,726
36,042	Tesla Motors, Inc.(b)(c)	8,281,370

		35,123,096

	Banks – 5.4%
517,328	Associated Banc-Corp(b)	9,280,864
5,609,028	Bank of America Corp.(b)	75,834,059
1,499,140	Citigroup, Inc.(b)	62,589,095
357,443	FirstMerit Corp.(b)	7,524,175
1,824,188	JPMorgan Chase & Co.(b)	108,028,413
174,371	Old National Bancorp(b)	2,125,583
1,665,694	U.S. Bancorp(b)	67,610,520
2,453,726	Wells Fargo & Co.(b)	118,662,189

		451,654,898

	Beverages – 2.4%
1,886,329	Coca-Cola Co. (The)(b)	87,506,802
129,018	Monster Beverage Corp.(b)(c)	17,208,421
913,856	PepsiCo, Inc.(b)	93,651,963

		198,367,186

	Biotechnology – 3.5%
772,405	AbbVie, Inc.(b)	44,119,774
139,996	Alexion Pharmaceuticals, Inc.(b)(c)	19,490,243
377,089	Amgen, Inc.(b)	56,536,954
300,925	Baxalta, Inc.(b)	12,157,370
127,298	Biogen, Inc.(b)(c)	33,138,215

Shares	Description	Value (†)
Common Stocks – continued

	Biotechnology – continued
432,533	Celgene Corp.(b)(c)	$43,292,228
768,041	Gilead Sciences, Inc.(b)	70,552,246
138,447	Vertex Pharmaceuticals, Inc.(b)(c)	11,005,152

		290,292,182

	Capital Markets – 1.8%
131,887	Affiliated Managers Group, Inc.(b)(c)	21,418,449
1,078,431	Charles Schwab Corp. (The)(b)	30,217,637
296,031	Eaton Vance Corp.(b)	9,922,959
224,819	Goldman Sachs Group, Inc. (The)(b)	35,292,086
304,950	Legg Mason, Inc.(b)	10,575,666
835,362	Morgan Stanley(b)	20,892,404
640,449	TD Ameritrade Holding Corp.(b)	20,193,357
96,821	Waddell & Reed Financial, Inc., Class A(b)	2,279,166

		150,791,724

	Chemicals – 2.1%
139,961	Ashland, Inc.(b)	15,390,112
45,676	Celanese Corp., Series A(b)	2,991,778
708,063	Dow Chemical Co. (The)(b)	36,012,084
497,262	E.I. du Pont de Nemours & Co.(b)	31,486,630
218,018	Eastman Chemical Co.(b)	15,747,440
285,762	LyondellBasell Industries NV, Class A(b)	24,455,512
351,226	Monsanto Co.(b)	30,816,569
278,213	Olin Corp.(b)	4,832,560
240,740	RPM International, Inc.(b)	11,394,224

		173,126,909

	Commercial Services & Supplies – 0.6%
268,140	ADT Corp. (The)(b)	11,063,457
431,054	Tyco International PLC(b)	15,823,992
386,240	Waste Management, Inc.(b)	22,788,160

		49,675,609

	Communications Equipment – 1.2%
2,768,113	Cisco Systems, Inc.(b)	78,808,177
175,260	Motorola Solutions, Inc.(b)	13,267,182
38,932	Palo Alto Networks, Inc.(b)(c)	6,351,367

		98,426,726

	Consumer Finance – 0.7%
211,328	Ally Financial, Inc.(b)(c)	3,956,060
528,808	American Express Co.(b)	32,468,811
473,832	Discover Financial Services(b)	24,127,526

		60,552,397

	Containers & Packaging – 0.4%
247,273	Avery Dennison Corp.(b)	17,830,856
149,246	Sonoco Products Co.(b)	7,248,878
257,118	WestRock Co.(b)	10,035,316

		35,115,050

	Distributors – 0.3%
265,108	Genuine Parts Co.(b)	26,341,131

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Financial Services – 2.2%
978,680	Berkshire Hathaway, Inc., Class B(b)(c)	$138,855,118
243,994	CME Group, Inc.(b)	23,435,624
96,510	Intercontinental Exchange, Inc.(b)	22,693,361

		184,984,103

	Diversified Telecommunication Services – 2.6%
2,827,568	AT&T, Inc.(b)	110,755,838
41,069	SBA Communications Corp., Class A(b)(c)	4,113,882
1,917,061	Verizon Communications, Inc.(b)	103,674,659

		218,544,379

	Electric Utilities – 1.6%
991,736	American Electric Power Co., Inc.(b)	65,851,270
675,283	Duke Energy Corp.(b)	54,481,832
101,854	Hawaiian Electric Industries, Inc.(b)	3,300,070
271,104	OGE Energy Corp.(b)	7,761,708

		131,394,880

	Electrical Equipment – 0.5%
216,973	Eaton Corp. PLC(b)	13,573,831
395,187	Emerson Electric Co.(b)	21,490,269
98,821	Hubbell, Inc.(b)	10,468,108

		45,532,208

	Electronic Equipment, Instruments & Components – 0.4%
741,474	Corning, Inc.(b)	15,489,392
311,816	TE Connectivity Ltd.(b)	19,307,647

		34,797,039

	Energy Equipment & Services – 1.4%
442,185	Baker Hughes, Inc.(b)	19,380,968
761,901	Halliburton Co.(b)	27,215,104
672,784	Patterson-UTI Energy, Inc.(b)	11,854,454
778,037	Schlumberger Ltd.(b)	57,380,229

		115,830,755

	Food & Staples Retailing – 2.3%
801,378	CVS Health Corp.(b)	83,126,940
832,435	Wal-Mart Stores, Inc.(b)	57,013,473
561,258	Walgreens Boots Alliance, Inc.(b)	47,280,374

		187,420,787

	Food Products – 1.3%
200,970	Bunge Ltd.(b)	11,388,970
551,783	ConAgra Foods, Inc.(b)	24,620,557
327,168	Kraft Heinz Co. (The)(b)	25,702,318
1,238,941	Mondelez International, Inc., Class A(b)	49,706,313

		111,418,158

	Gas Utilities – 0.3%
89,411	AGL Resources, Inc.(b)	5,824,232
116,363	National Fuel Gas Co.(b)	5,823,968
36,602	ONE Gas, Inc.(b)	2,236,382

Shares	Description	Value (†)
Common Stocks – continued

	Gas Utilities – continued
120,361	WGL Holdings, Inc.(b)	$8,710,526

		22,595,108

	Health Care Equipment & Supplies – 2.2%
953,531	Abbott Laboratories(b)	39,886,202
386,497	Baxter International, Inc.(b)	15,877,297
1,258,452	Boston Scientific Corp.(b)(c)	23,671,482
115,364	Hologic, Inc.(b)(c)	3,980,058
31,487	Intuitive Surgical, Inc.(b)(c)	18,925,261
966,218	Medtronic PLC(b)	72,466,350
72,579	ResMed, Inc.(b)	4,196,518

		179,003,168

	Health Care Providers & Services – 2.8%
296,177	Aetna, Inc.(b)	33,275,486
199,373	Anthem, Inc.(b)	27,710,853
499,417	Express Scripts Holding Co.(b)(c)	34,304,954
260,866	HCA Holdings, Inc.(b)(c)	20,360,591
236,514	Patterson Cos., Inc.(b)	11,004,996
219,928	Quest Diagnostics, Inc.(b)	15,713,856
549,294	UnitedHealth Group, Inc.(b)	70,803,997
156,836	Universal Health Services, Inc., Class B(b)	19,560,586

		232,735,319

	Hotels, Restaurants & Leisure – 1.6%
1,121,362	Hilton Worldwide Holdings, Inc.(b)	25,253,072
2,211	Las Vegas Sands Corp.(b)	114,265
621,813	McDonald’s Corp.(b)	78,149,458
242,814	Melco Crown Entertainment Ltd., Sponsored ADR(b)	4,008,859
206,550	MGM Resorts International(b)(c)	4,428,432
126,790	Norwegian Cruise Line Holdings Ltd.(b)(c)	7,010,219
78,199	Restaurant Brands International, Inc.(b)	3,036,467
1,072,728	Wendy’s Co. (The)(b)	11,682,008

		133,682,780

	Household Durables – 1.1%
92,856	Jarden Corp.(b)(c)	5,473,861
372,401	Leggett & Platt, Inc.(b)	18,024,209
600,227	Newell Rubbermaid, Inc.(b)	26,584,054
689,475	Toll Brothers, Inc.(b)(c)	20,346,407
63,337	Tupperware Brands Corp.(b)	3,672,279
98,127	Whirlpool Corp.(b)	17,696,223

		91,797,033

	Household Products – 2.1%
145,055	Church & Dwight Co., Inc.(b)	13,371,170
557,444	Colgate-Palmolive Co.(b)	39,383,418
186,273	Kimberly-Clark Corp.(b)	25,055,581
1,148,902	Procter & Gamble Co. (The)(b)	94,566,124

		172,376,293

	Industrial Conglomerates – 2.7%
445,080	3M Co.(b)	74,163,680

Shares	Description	Value (†)
Common Stocks – continued

	Industrial Conglomerates – continued
4,761,964	General Electric Co.(b)	$151,382,836

		225,546,516

	Insurance – 2.8%
278,884	Aflac, Inc.(b)	17,608,736
423,280	Allstate Corp. (The)(b)	28,516,373
682,554	American International Group, Inc.(b)	36,892,044
236,452	Aon PLC(b)	24,697,411
142,586	Arthur J. Gallagher & Co.(b)	6,342,225
256,292	FNF Group(b)	8,688,299
436,488	Lincoln National Corp.(b)	17,110,330
610,820	Marsh & McLennan Cos., Inc.(b)	37,131,748
212,371	Principal Financial Group, Inc.(b)	8,378,036
300,710	Travelers Cos., Inc. (The)(b)	35,095,864
393,646	XL Group PLC(b)	14,486,173

		234,947,239

	Internet & Catalog Retail – 1.9%
198,713	Amazon.com, Inc.(b)(c)	117,963,985
33,205	Priceline Group, Inc. (The)(b)(c)	42,799,917

		160,763,902

	Internet Software & Services – 5.2%
167,849	Alphabet, Inc., Class A(b)(c)	128,052,002
120,670	Alphabet, Inc., Class C(b)(c)	89,893,116
59,356	Baidu, Inc., Sponsored ADR(b)(c)	11,329,873
903,578	eBay, Inc.(b)(c)	21,559,371
1,217,227	Facebook, Inc., Class A(b)(c)	138,885,601
24,576	LinkedIn Corp., Class A(b)(c)	2,810,266
225,790	VeriSign, Inc.(b)(c)	19,991,447
547,800	Yahoo!, Inc.(b)(c)	20,164,518

		432,686,194

	IT Services – 3.7%
356,039	Automatic Data Processing, Inc.(b)	31,940,259
188,100	Broadridge Financial Solutions, Inc.(b)	11,156,211
416,111	Cognizant Technology Solutions Corp., Class A(b)(c)	26,090,160
289,265	Fidelity National Information Services, Inc.(b)	18,313,367
78,353	FleetCor Technologies, Inc.(b)(c)	11,655,009
414,994	International Business Machines Corp.(b)	62,850,841
420,848	Paychex, Inc.(b)	22,730,000
690,690	PayPal Holdings, Inc.(b)(c)	26,660,634
1,095,458	Visa, Inc., Class A(b)	83,780,628
480,375	Western Union Co. (The)(b)	9,266,434

		304,443,543

	Leisure Products – 0.1%
345,100	Mattel, Inc.(b)	11,602,262

	Life Sciences Tools & Services – 0.2%
100,369	Illumina, Inc.(b)(c)	16,270,819

	Machinery – 1.9%
385,587	Caterpillar, Inc.(b)	29,512,829

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – continued
161,906	Cummins, Inc.(b)	$17,799,946
221,068	Deere & Co.(b)	17,020,025
201,231	Parker Hannifin Corp.(b)	22,352,739
168,461	Pentair PLC(b)	9,140,694
177,920	Snap-on, Inc.(b)	27,931,661
281,474	Stanley Black & Decker, Inc.(b)	29,613,880
89,145	Timken Co. (The)(b)	2,985,466

		156,357,240

	Media – 3.4%
1,326,577	Comcast Corp., Class A(b)	81,027,323
21,056	Liberty Global PLC, Class A(c)	810,656
256,255	Liberty Global PLC, Series C(b)(c)	9,624,938
385,134	News Corp., Class B(b)	5,103,026
203,199	Omnicom Group, Inc.(b)	16,912,253
4,435,061	Sirius XM Holdings, Inc.(b)(c)	17,518,491
164,015	Time Warner Cable, Inc.(b)	33,560,749
433,631	Time Warner, Inc.(b)	31,459,929
117,541	Time, Inc.	1,814,833
816,482	Walt Disney Co. (The)(b)	81,084,827

		278,917,025

	Metals & Mining – 0.3%
280,112	Southern Copper Corp.(b)	7,761,903
641,233	Steel Dynamics, Inc.(b)	14,434,155
93,223	Worthington Industries, Inc.(b)	3,322,468

		25,518,526

	Multi-Utilities – 1.8%
233,286	Alliant Energy Corp.(b)	17,328,484
491,622	Ameren Corp.(b)	24,630,262
828,811	CenterPoint Energy, Inc.(b)	17,338,726
380,840	Consolidated Edison, Inc.(b)	29,179,961
640,918	Public Service Enterprise Group, Inc.(b)	30,212,874
487,767	WEC Energy Group, Inc.(b)	29,300,164

		147,990,471

	Multiline Retail – 0.6%
257,229	Nordstrom, Inc.(b)	14,716,071
427,907	Target Corp.(b)	35,208,188

		49,924,259

	Oil, Gas & Consumable Fuels – 5.4%
339,231	Cheniere Energy, Inc.(b)(c)	11,476,185
1,019,907	Chevron Corp.(b)	97,299,128
121,040	Concho Resources, Inc.(b)(c)	12,229,881
928,136	ConocoPhillips(b)	37,376,037
830,241	Continental Resources, Inc.(b)(c)	25,206,117
2,080,398	Exxon Mobil Corp.(b)	173,900,469
78,159	Gulfport Energy Corp.(b)(c)	2,215,026
563,036	Occidental Petroleum Corp.(b)	38,528,553
256,012	ONEOK, Inc.(b)	7,644,518

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
464,080	Phillips 66(b)	$40,184,687

		446,060,601

	Personal Products – 0.1%
89,132	Herbalife Ltd.(b)(c)	5,486,966

	Pharmaceuticals – 5.4%
219,691	Allergan PLC(b)(c)	58,883,779
874,920	Bristol-Myers Squibb Co.(b)	55,889,889
544,760	Eli Lilly & Co.(b)	39,228,168
1,266,131	Johnson & Johnson(b)	136,995,374
1,369,529	Merck & Co., Inc.(b)	72,461,779
2,994,806	Pfizer, Inc.(b)	88,766,050

		452,225,039

	Professional Services – 0.3%
81,727	Dun & Bradstreet Corp. (The)(b)	8,424,419
222,593	Verisk Analytics, Inc.(b)(c)	17,789,633

		26,214,052

	REITs - Apartments – 0.1%
270,108	UDR, Inc.(b)	10,407,261

	REITs - Diversified – 0.6%
170,724	Digital Realty Trust, Inc.(b)	15,107,367
1,043,920	Duke Realty Corp.(b)	23,529,957
304,696	Liberty Property Trust(b)	10,195,128

		48,832,452

	REITs - Health Care – 0.7%
199,003	Care Capital Properties, Inc.(b)	5,341,241
314,826	Healthcare Realty Trust, Inc.(b)	9,724,975
317,141	Senior Housing Properties Trust(b)	5,673,653
554,564	Ventas, Inc.(b)	34,915,349

		55,655,218

	REITs - Mortgage – 0.6%
867,319	American Capital Agency Corp.(b)	16,158,153
2,367,427	Annaly Capital Management, Inc.(b)	24,289,801
428,542	Hatteras Financial Corp.(b)	6,128,151

		46,576,105

	REITs - Office Property – 0.0%
62,339	Mack-Cali Realty Corp.	1,464,966

	REITs - Storage – 0.1%
110,636	Extra Space Storage, Inc.(b)	10,340,041

	Road & Rail – 0.6%
353,481	Avis Budget Group, Inc.(b)(c)	9,671,240
31,578	Canadian Pacific Railway Ltd.(b)	4,190,085
1,124,197	CSX Corp.(b)	28,948,073
947,951	Hertz Global Holdings, Inc.(b)(c)	9,981,924

		52,791,322

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 3.0%
1,239,147	Advanced Micro Devices, Inc.(b)(c)	$3,531,569
243,846	Analog Devices, Inc.(b)	14,433,245
878,561	Applied Materials, Inc.(b)	18,607,922
2,283,167	Intel Corp.(b)	73,860,453
375,330	Linear Technology Corp.(b)	16,724,705
200,182	Microchip Technology, Inc.(b)	9,648,772
502,720	NVIDIA Corp.(b)	17,911,914
773,565	QUALCOMM, Inc.(b)	39,560,114
187,508	Skyworks Solutions, Inc.(b)	14,606,873
695,796	Texas Instruments, Inc.(b)	39,952,606

		248,838,173

	Software – 4.5%
492,615	Activision Blizzard, Inc.(b)	16,670,092
405,907	Adobe Systems, Inc.(b)(c)	38,074,077
145,425	ANSYS, Inc.(b)(c)	13,009,720
3,850,865	Microsoft Corp.(b)	212,683,274
434,040	Nuance Communications, Inc.(b)(c)	8,112,208
1,570,091	Oracle Corp.(b)	64,232,423
157,419	ServiceNow, Inc.(b)(c)	9,630,894
624,308	Symantec Corp.(b)	11,474,781

		373,887,469

	Specialty Retail – 3.0%
79,559	American Eagle Outfitters, Inc.	1,326,249
268,548	Foot Locker, Inc.(b)	17,321,346
287,361	Gap, Inc. (The)(b)	8,448,413
756,110	Home Depot, Inc. (The)(b)	100,887,757
182,914	L Brands, Inc.(b)	16,061,678
720,598	Lowe’s Cos., Inc.(b)	54,585,299
185,453	Tiffany & Co.(b)	13,608,541
491,009	TJX Cos., Inc. (The)(b)	38,470,555

		250,709,838

	Technology Hardware, Storage & Peripherals – 3.8%
2,647,157	Apple, Inc.(b)	288,513,641
1,144,547	EMC Corp.(b)	30,502,178

		319,015,819

	Textiles, Apparel & Luxury Goods – 0.5%
361,754	Michael Kors Holdings Ltd.(b)(c)	20,605,508
283,473	Under Armour, Inc., Class A(b)(c)	24,047,014

		44,652,522

	Thrifts & Mortgage Finance – 0.0%
144,784	New York Community Bancorp, Inc.(b)	2,302,066

	Tobacco – 2.0%
1,109,880	Altria Group, Inc.(b)	69,545,081
720,397	Philip Morris International, Inc.(b)	70,678,149
466,768	Reynolds American, Inc.(b)	23,483,098
194,294	Vector Group Ltd.(b)	4,437,675

		168,144,003

Shares	Description	Value (†)
Common Stocks – continued

	Trading Companies & Distributors – 0.1%
87,268	GATX Corp.(b)	$4,145,230

	Wireless Telecommunication Services – 0.1%
890,459	Sprint Corp.(b)(c)	3,098,797
119,569	T-Mobile US, Inc.(b)(c)	4,579,493

		7,678,290

	Total Common Stocks (Identified Cost $5,575,011,646)	8,386,056,491

Contracts
Purchased Options – 0.3%

	Index Options – 0.3%
3,981	On S&P 500® Index, Put expiring April 15, 2016 at 1725(d)	59,715
4,268	On S&P 500® Index, Put expiring April 15, 2016 at 1775(d)	64,020
4,856	On S&P 500® Index, Put expiring May 20, 2016 at 1700(d)	801,240
4,857	On S&P 500® Index, Put expiring May 20, 2016 at 1725(d)	874,260
5,908	On S&P 500® Index, Put expiring May 20, 2016 at 1850(d)	3,338,020
5,907	On S&P 500® Index, Put expiring May 20, 2016 at 1875(d)	4,134,900
3,982	On S&P 500® Index, Put expiring June 17, 2016 at 1825(d)	4,400,110
6,567	On S&P 500® Index, Put expiring June 17, 2016 at 1875(d)	9,916,170

	Total Purchased Options (Identified Cost $67,372,445)	23,588,435

Principal Amount
Short-Term Investments – 1.9%
$161,418,771	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2016 at 0.030% to be repurchased at $161,418,906 on 4/01/2016 collateralized by $85,505,000 U.S. Treasury Note, 1.875% due 8/31/2022 valued at $87,428,863; $76,360,000 U.S. Treasury Note, 1.625% due 11/15/2022 valued at $77,219,050 including accrued interest(e) (Identified Cost $161,418,771)	161,418,771

	Total Investments – 102.9% (Identified Cost $5,803,802,862)(a)	8,571,063,697
	Other assets less liabilities – (2.9)%	(245,325,784)

	Net Assets – 100.0%	$8,325,737,913

Contracts
Written Options – (3.2%)

	Index Options – (3.2%)
4,635	On S&P 500® Index, Call expiring April 15, 2016 at 1925(d)	$(62,248,050)
4,536	On S&P 500® Index, Call expiring April 15, 2016 at 2000(d)	(28,735,560)
4,752	On S&P 500® Index, Call expiring April 15, 2016 at 2025(d)	(19,887,120)
4,386	On S&P 500® Index, Call expiring April 22, 2016 at 2050(d)	(12,412,380)
4,252	On S&P 500® Index, Call expiring May 06, 2016 at 2025(d)	(22,811,980)
4,313	On S&P 500® Index, Call expiring May 20, 2016 at 1975(d)	(41,879,230)
4,523	On S&P 500® Index, Call expiring May 20, 2016 at 2000(d)	(34,872,330)
4,453	On S&P 500® Index, Call expiring May 20, 2016 at 2050(d)	(18,479,950)
4,476	On S&P 500® Index, Call expiring June 17, 2016 at 2050(d)	(23,857,080)

	Total Written Options (Premiums Received $193,023,727)	$(265,183,680)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2016, purchased options were fair valued at $23,588,435 and written options were fair valued at ($265,183,680) using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2016, the net unrealized appreciation on investments based on a cost of $5,803,802,862 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,948,169,361
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(180,908,526)

Net unrealized appreciation	$2,767,260,835

At December 31, 2015, the Fund had a short-term capital loss carryforward of $1,469,321,459 of which $1,005,056,628 expires on December 31, 2017, $393,591,402 expires on December 31, 2018 and $70,673,429 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Non-income producing security.

(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,386,056,491	$—	$—	$8,386,056,491
Purchased Options*	—	23,588,435	—	23,588,435
Short-Term Investments	—	161,418,771	—	161,418,771

Total	$8,386,056,491	$185,007,206	$—	$8,571,063,697

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(265,183,680)	$—	$(265,183,680)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2016, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2016:

Assets	Investments at value[1]
Exchange-traded/cleared asset derivatives
Equity contracts	$23,588,435

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(265,183,680)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2016 (Unaudited)

Pharmaceuticals	5.4%
Banks	5.4
Oil, Gas & Consumable Fuels	5.4
Internet Software & Services	5.2
Software	4.5
Technology Hardware, Storage & Peripherals	3.8
IT Services	3.7
Biotechnology	3.5
Media	3.4
Specialty Retail	3.0
Semiconductors & Semiconductor Equipment	3.0
Insurance	2.8
Health Care Providers & Services	2.8
Industrial Conglomerates	2.7
Diversified Telecommunication Services	2.6
Aerospace & Defense	2.4
Beverages	2.4
Food & Staples Retailing	2.3
Diversified Financial Services	2.2
Health Care Equipment & Supplies	2.2
Chemicals	2.1
Household Products	2.1
Tobacco	2.0
Other Investments, less than 2% each	26.1
Short-Term Investments	1.9

Total Investments	102.9
Other assets less liabilities (including open written options)	(2.9)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust
By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 23, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 23, 2016